Putnam Investments, LLC
                                              One Post Office Square
                                              Boston, MA 02109
                                              December 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam OTC & Emerging Growth Fund (Reg. No. 2-78369) (811-03512)
    (the "Fund") Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 2004.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 18939.

                                              Very truly yours,

                                              PUTNAM OTC & EMERGING GROWTH FUND

                                                   /s/ Charles E. Porter
                                              By:  ----------------------------
                                                   Charles E. Porter
                                                   Executive Vice President;
                                                   Associate Treasurer and
                                                   Principal Executive Officer

cc: Carlo Forcione, Esq.